VESSELS AND EQUIPMENT, NET - Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation and amortization	$ (148,885)	$ (112,490)
Total vessels and equipment, net	1,685,936	1,700,063
Vessels
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,833,528	1,811,295
Vessels, drydocking cost
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	13,000	22,100
Vessels, conversion and retrofitting
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	26,800	14,600
Remaining commitments	34,200
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 1,293	$ 1,258